Restricted Cash	12 Months Ended
Dec. 31, 2018
Restricted Cash [Abstract]
Restricted Cash

3. Restricted Cash

 Restricted cash as of December 31, 2018 and 2017 consisted of the following:

	December 31, 2018	December 31, 2017
Retention accounts	$2,186	$—
Total Current Restricted Cash	$2,186	$—

Cash Collateral	$5,190	$—
Blocked bank deposits	637
Total Non - Current Restricted Cash	5,827	—
Total Current and Non - Current Restricted Cash	$8,013	$—